Note 15 - Financial Instruments (Details) - Quantitative Information about Level 3 Fair Value Measurements (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other investment	$ 6,183,800	$ 5,196,196	$ 0
Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other investment	$ 6,183,800
Other investment	19%